Expense Example - Federated Hermes Kaufmann Small Cap Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	B 1 Year	B 3 Years	B 5 Years	B 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	692	992	1,313	2,221	752	1,024	1,273	2,185	303	627	1,078	2,193	169	523	902	1,965	102	318	552	1,225	93	290	504	1,120